June 27, 2006



Susan Block, Esq.
Office of Structured Finance, Transportation and Leisure
Division of Corporation Finance
Securities and Exchange Commission
100 F Street, N.E., Mail Stop 3561
Washington, D.C. 20549

Re:      Structured Products Corp.
         Registration Statement on Form S-3
         Filed May 10, 2006
         File No. 333-133978


Dear Ms. Block:

         This letter responds to comments of the Securities and Exchange Commission staff (the "STAFF") contained in your letter, dated June 6, 2006 (the "COMMENT LETTER"), regarding the above referenced Registration Statement (the "REGISTRATION STATEMENT"). In the text that follows, each comment expressed by the Staff in the Comment Letter is repeated in its entirety and numbered to correspond with its number in the Comment Letter. Each comment is followed by a response made on behalf of Structured Products Corp. (the "REGISTRANT").

         We have also enclosed three copies of this letter and of Amendment No. 1 to the Registration Statement ("AMENDMENT NO. 1"), filed by the Registrant today. Please note that Amendment No. 1 contains a prospectus (the "BASE PROSPECTUS") and a form of prospectus supplement (the "PROSPECTUS SUPPLEMENT"). Each copy of Amendment No. 1 is blacklined to reflect all of the revisions that were made to the initial Registration Statement filed with the Securities and Exchange Commission on dateMonth5Day10Year2006May 10, 2006. In the text that follows, page references in the headings refer to page numbers of the initial Registration Statement; page numbers in the text of our responses refer to page numbers in the enclosed blacklined copy of the Amendment No. 1 and related exhibits.

         Each capitalized term that is used in this letter without definition has the meaning specified in the base prospectus or the form of prospectus supplement included in Amendment No. 1.

GENERAL

1. Please confirm that the depositor or any issuing entity previously established, directly or indirectly, by the depositor or any affiliate of the depositor have been current and timely with Exchange Act reporting during the last twelve months with respect to asset-backed securities involving the same asset class. Please refer to General Instruction I.A.4. of Form S-3. Also, please provide us with the CIK codes for any affiliate of the depositor that has offered a class of asset-backed securities involving the same asset class as this offering.

         RESPONSE: The Registrant confirms that the depositor and any issuing entity previously established, directly or indirectly, by the depositor or any affiliate of the depositor have been current and timely with Exchange Act reporting during the last twelve months with respect to asset-backed securities involving the same asset class, but for a single filing and a request for no objection to the use of a Form S-3 has been submitted to the Commission with respect to that filing. Attached as Exhibit A is a list of the CIK codes for all currently existing affiliates of the depositor who have offered a class of asset-backed securities involving the same asset class as this offering and who were subject to Exchange Act reporting during the last twelve months.

2. Please confirm that all material terms to be included in the finalized agreements will also be disclosed in the Rule 424(b) prospectus, or that finalized agreements will be filed simultaneously with or prior to the final prospectus. Refer to Item 1100(f) of Regulation AB.

         RESPONSE: The Registrant confirms that all material terms to be included in the finalized agreements will also be disclosed in the Rule 424(b) prospectus.

3. Please also confirm that you will file unqualified legal and tax opinions at the time of each takedown.

         RESPONSE: The Registrant will file unqualified legal and tax opinions at the time of each takedown, which the Registrant understands to mean on or before the closing date.

4. We note your disclosure in the second paragraph on page 36 of the base prospectus that the prospectus supplement will describe other assets deposited in the asset pool. Please note that a takedown off of a shelf that involves assets, structural features, credit enhancement or other features that were not described in the base prospectus will usually require either a new registration statement, if to include additional assets, or a post-effective amendment. Refer to Rule 409 of the Securities Act, which requires that the registration statement be complete at the time of effectiveness, except for information that is not known or reasonably available. Please revise your disclosure on page 36 to list all types of assets you contemplate. Additionally, please confirm for us that the base prospectus includes all assets, credit enhancements or other structural features reasonably contemplated to be included in an actual takedown.

         RESPONSE: We confirm that the Registration Statement lists all types of
assets,   credit   enhancements   and  other  structural   features   reasonably
contemplated to be included in an actual takedown.

5. Please note that your registration statement has been referred to the Division of Investment Management for review and additional comments may be forthcoming.

         RESPONSE:  The Registrant  notes the comment above and understands that
additional   comments  may  be  forthcoming  from  the  Division  of  Investment
Management.

PROSPECTUS SUPPLEMENT

COVER

6. We note your fifth bullet point that payments of interest or principal will vary based on performance of an "index." Please confirm to us that in no eventuality will you use an "index" which is not an index of interest rates for debt, e.g. a commodities or stock index. Refer to Section III.A.2.a of the Regulation AB adopting release (SEC Release No. 33-8518). We also note your reference at page 16 in the base prospectus referring to "such other Base Rate."

         RESPONSE: The Registrant confirms the indexes will be interest rate or other indexes permitted under the securities laws, regulations and rules thereunder or guidelines provided by the Commission

SUMMARY, S-1

7. Please provide a brief summary of circumstances of when pool assets can otherwise be added, removed, or substituted in an appropriate section in the summary. We note your disclosure on pages S-4, S-5 and S-23. Refer to Item 1103(a)(6) of Regulation AB.

         RESPONSE: The Registrant notes comment above and has made the necessary change.

8. Please include bracketed language indicating that you will provide a brief summary of how losses not covered by credit enhancements will be allocated to the securities or classes of securities. Refer to Item 1103(a)(3)(ix).

         RESPONSE: The Registrant notes comment above and has made the necessary change.

SWAP COUNTERPARTY, PAGE S-6

9. Please delete "other transaction." Please confirm that swaps are limited to interest rate or currency swaps or revise to identify all other anticipated swaps in the base prospectus and provide us with an analysis on how it meets the definition of asset-backed security.

         RESPONSE: "Other transaction" has been deleted. The Depositor confirms that swaps are limited to interest rate or currency swaps.

ADDITIONAL UNDERLYING SECURITIES, CERTIFICATES, PAGE S-23

10. Please confirm that additional issuances contemplated at a later date will be registered at this time or conducted in a transaction exempt from the registration provisions under the federal securities laws. Also, please revise your summary section to indicate that you will disclose whether additional series or classes of securities may be issued that are backed by the same asset pool and briefly identify the circumstances under which those additional securities may be issued. Please specify whether security holder approval is necessary or if security holders will receive notice. Refer to Item 1103(a)(4) of Regulation AB.

         RESPONSE: The Registrant confirms that any additional issuances contemplated at a later date will be offered and sold pursuant to the Registration Statement (or any subsequently filed registration statement) or conducted in a transaction exempt from the federal securities laws. The Registrant has revised the summary section as suggested in the comment above.

CREDIT SUPPORT, PAGE S-24

11. Please revise to include bracketed disclosure indicating financial information will be provided if an entity is liable or contingently liable to provide payments representing 10% or more. Refer to Item 1114(b) of Regulation AB.

         RESPONSE: The Registrant notes comment above and has made the necessary change.

12. Please add disclosure regarding the financial guaranty insurance policy to the base prospectus. All anticipated credit enhancements should be described in the base.

         RESPONSE: The Registrant notes comment above and has made the necessary change.

13. Please also provide us an analysis as to why you do not believe the guaranty is a separate security that would need to be registered. Please refer to footnote 329 in the ABS Adopting Release (Release Nos. 33-8518 and 34-50905).

         RESPONSE: As set forth in the disclosure, the financial guaranty policy will be between the institution which issues the policy and the Trustee and will not run directly to Certificateholders. Certificateholders will have no right to directly enforce the policy or any terms thereof. Accordingly, it is our view that the financial guaranty policy will not constitute a separate security in the form of a "guarantee" within the meaning of Section 2(a)(1) of the Securities Act, but instead operates as a credit enhancement feature of the Certificates.

BASE PROSPECTUS

DESCRIPTION OF DEPOSITED ASSETS AND CREDIT SUPPORT, PAGE 27

14. Please expand your disclosure to explain how you will comply with Rule 190 under the Securities Act.

         RESPONSE: The Registrant notes comment above and has made the necessary change.

OTHER DEPOSITED ASSETS, PAGE 36

15. Please delete "or to some other asset deposited in the Trust, including hedging contracts and other similar arrangements." All assets should be described in the base, including any "hedging contracts."

         RESPONSE: The Registrant notes comment above and has made the necessary change.

16. We note in the second paragraph of this section that you may specify that certain assets constituting part of the Deposited Assets may be beneficially owned solely by or deposited solely for the benefit of one Class or a group of Classes. Please disclose if there are any cross-collateral provisions associated with these certificates or any other certificates issued by the issuing entity. Please revise here or provide a cross-reference to an appropriate section. Refer to Item 1113(a)(10) of Regulation AB.

         RESPONSE: The Registrant notes comment above and has made the necessary change.

CREDIT SUPPORT, PAGE 36

OTHER CREDIT SUPPORT, PAGE 38

17. Please delete your reference to "options" or revise to describe the types of options you contemplate. We note your disclosure on page S-26 of the prospectus supplement, however, all types of credit support must be described in the base prospectus. Also, tell us how the options will meet the definition of an asset-backed security.

         RESPONSE: The Registrant notes comment above and has made the necessary change. In addition, the Registrant notes that any put or call which is deposited with, or entered into by, the Trust will be designed to assure the servicing or timely distribution of proceeds to Certificateholders.

RETAINED INTEREST, ADMINISTRATIVE AGENT COMPENSATION AND PAYMENT OF EXPENSES, PAGE 42

18. Supplementally tell us how the retained interests referred to in this disclosure will be structured. Identify what categories of parties may own the retained interests and describe how such interests would be retained or granted. For example, will the holder of the retained interest own a class of securities in the trust that establishes their right to the "retained interest" payments? Currently, it appears that you intend to split the interest in the underlying asset into two rights prior to closing: the retained interest and the remainder interest in the asset, which will be deposited into the pool. If so, supplementally provide us with a detailed analysis as to how this creation of new interests (and resale of the remainder interest) complies with Rule 190. Revise your disclosure, accordingly.

         RESPONSE: The Registrant does not intend to split the interest in the underlying asset into two separate rights prior to closing. Rather, it is contemplated that the holder of the retained interest will own an interest in the Trust which will entitle the holder thereof to any residual or excess cash flow generated by the Trust to the extent available for distribution after all other required payments and distributions have been made by the Trust. The retained interest may either be evidenced by a certificate or not. The precise structure of the retained interest will be determined on a transaction by transaction basis. There is no restriction on who may hold the retained interest. Consistent with Item 1113(d)(1) of Regulation AB, the Prospectus Supplement will identify the holder of the retained interest if such holder is affiliated with the Depositor or other transaction parties listed in Item 1113(d)(1). It is not expected that the holder of the retained interest will have rights that may alter the transaction structure beyond receipt of residual or excess cash flows.

EXHIBIT 4.2

19. Please file an updated form of qualified Trust Agreement revised to comply with the new requirements in Exchange Act Rule 15d-18. Please provide us with a copy marked to show changes made to comply with Regulation AB.

         RESPONSE: The Registrant will file an updated form of qualified Trust Agreement pursuant to a pre-effective amendment to the Registration Statement and will supplementally provide the Staff with a copy marked to show changes made to comply with Regulation AB as soon as available.

                                                                       EXHIBIT A

                               LIST OF CIK NUMBERS

------------------------------- --------------------------------
  1283337                         1283462
  1281813                         1283454
  1281793                         1283457
  1281309                         1283461
  1220700                         1283458
  1257017                         1283465
  1281817                         1283455
  1281819                         1283319
  1283590                         1283326
  1283450                         1283329
  1283447                         1283333
  1283595                         1283335
  1277773                         1283600
  1258842                         1274365
  1222521                         1281117
  1283451                         1281118
  1283452                         1281960
  1283453                         1288251
  1283599                         1288749
  1282616                         1287339
  1283364                         1286608
  1283336                         1282137
  1283338                         1281831
  1283448                         1282136
  1283449                         1282139
  1283315                         1282131
  1283318                         1282143
  1283322                         1282132
  1283598                         1281832
  1283331                         1281809
  1283602                         1281812
  1283360                         1281815
  1283332                         1281825
  1283601                         1281822
  1283334                         1281826
  1211731                         1281830
  1283596                         1281808
  1283464                         1281811
  1283463                         1219370
  1221684                         1268443
  1283456                         1272121
  1283316                         1274209


------------------------------- --------------------------------

         If you have any questions regarding this response letter, please do not hesitate to call me at (212) 506-5041 or Craig Stearns at (212) 506-3780.

         Thank you.




                                                     Sincerely yours,

                                                     /s/ Al B. Sawyers

                                                     Al B. Sawyers


cc.:     Rolaine Bancroft, Esquire